Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Weitz Funds
Entity Central Index Key	0001257927
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000212508
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Conservative Allocation Fund - Institutional	36	0.70

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WBAIX) returned 4.25% for the 6-month period ended September 30, 2024.

Equity holdings were the primary drivers, with top contributors including Oracle Corporation, Analog Devices, Inc., Veralto Corporation, S&P Global Inc., and Danaher Corporation, supported by robust performance across technology and industrial sectors. Notable equity detractors included Fortive Corporation, Microchip Technology Incorporated, and Martin Marietta Materials, Inc. The fixed income portfolio, anchored by U.S. Treasuries, provided stable contributions through income and modest price appreciation.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Conservative Allocation Fund - Institutional	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Sep 24	17,996	12,004	16,448
Sep 23	15,811	10,760	13,877
Sep 22	14,251	10,691	12,822
Sep 21	16,029	12,518	15,386
Sep 20	14,031	12,632	13,814
Sep 19	13,149	11,807	12,764
Sep 18	12,179	10,704	11,969
Sep 17	11,491	10,838	11,516
Sep 16	10,533	10,829	10,736
Sep 15	9,852	10,294	9,857
Sep 14	10,000	10,000	10,000

AssetsNet	$ 239,584,665
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 707,339
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	239,584,665
Number of Portfolio Holdings	206
Net Investment Advisory Fees Paid ($)	707,339
Portfolio Turnover Rate (%)	12

Holdings [Text Block]

Top Equity Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Oracle Corp.	36.3	1.5	0.50
Analog Devices, Inc.	17.2	2.0	0.40
Veralto Corp.	26.4	1.4	0.34
S&P Global, Inc.	21.9	1.4	0.30
Danaher Corp.	11.6	2.3	0.26

Largest Holdings [Text Block]
Security	% of Net Assets
Berkshire Hathaway, Inc.	2.6
Danaher Corp.	2.4
Aon plc	2.4
Thermo Fisher Scientific, Inc.	2.3
Mastercard, Inc.	2.2
Accenture plc	2.1
Visa, Inc.	1.9
Analog Devices, Inc.	1.9
Vulcan Materials Co.	1.8
Martin Marietta Materials, Inc.	1.7
21.3

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000009628
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Conservative Allocation Fund - Investor	44	0.85

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WBALX) returned 4.23% for the 6-month period ended September 30, 2024.

Equity holdings were the primary drivers, with top contributors including Oracle Corporation, Analog Devices, Inc., Veralto Corporation, S&P Global Inc., and Danaher Corporation, supported by robust performance across technology and industrial sectors. Notable equity detractors included Fortive Corporation, Microchip Technology Incorporated, and Martin Marietta Materials, Inc. The fixed income portfolio, anchored by U.S. Treasuries, provided stable contributions through income and modest price appreciation.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Conservative Allocation Fund - Investor	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Sep 24	17,859	12,004	16,448
Sep 23	15,712	10,760	13,877
Sep 22	14,183	10,691	12,822
Sep 21	15,981	12,518	15,386
Sep 20	14,004	12,632	13,814
Sep 19	13,149	11,807	12,764
Sep 18	12,179	10,704	11,969
Sep 17	11,491	10,838	11,516
Sep 16	10,533	10,829	10,736
Sep 15	9,852	10,294	9,857
Sep 14	10,000	10,000	10,000

AssetsNet	$ 239,584,665
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 707,339
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	239,584,665
Number of Portfolio Holdings	206
Net Investment Advisory Fees Paid ($)	707,339
Portfolio Turnover Rate (%)	12

Holdings [Text Block]

Top Equity Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Oracle Corp.	36.3	1.5	0.50
Analog Devices, Inc.	17.2	2.0	0.40
Veralto Corp.	26.4	1.4	0.34
S&P Global, Inc.	21.9	1.4	0.30
Danaher Corp.	11.6	2.3	0.26

Largest Holdings [Text Block]
Security	% of Net Assets
Berkshire Hathaway, Inc.	2.6
Danaher Corp.	2.4
Aon plc	2.4
Thermo Fisher Scientific, Inc.	2.3
Mastercard, Inc.	2.2
Accenture plc	2.1
Visa, Inc.	1.9
Analog Devices, Inc.	1.9
Vulcan Materials Co.	1.8
Martin Marietta Materials, Inc.	1.7
21.3

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000144329
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Core Plus Income Fund - Institutional	23	0.45

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WCPBX) returned 5.51% for the 6-month period ended September 30, 2024.

U.S. Treasuries, Agency mortgage-backed securities (MBS), corporate bonds, asset-backed securities (ABS), and collateralized loan obligations (CLOs) were top contributors. Treasuries saw gains from longer durations as interest rates declined. MBS benefited from strong coupon income and modestly tighter spreads, while corporate bonds, led by REITs and financials, gained as credit spreads narrowed. ABS and CLOs also delivered solid returns from sector and security selections, with notable contributions from investments in data centers and fiber networks. No segments detracted materially from performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Return [Table Text Block]
	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Core Plus Income Fund - Institutional - WCPBX	5.51	11.98	2.77	3.48
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84

Material Change Description [Text Block]
	Weitz Core Plus Income Fund - Institutional	Bloomberg U.S. Aggregate Bond Index
Sep 24	14,076	12,004
Sep 23	12,570	10,760
Sep 22	12,251	10,691
Sep 21	13,781	12,518
Sep 20	13,218	12,632
Sep 19	12,276	11,807
Sep 18	11,238	10,704
Sep 17	11,208	10,838
Sep 16	11,047	10,829
Sep 15	10,321	10,294
Sep 14	10,000	10,000

AssetsNet	$ 2,685,443,145
Holdings Count | Holding	539
Advisory Fees Paid, Amount	$ 4,290,636
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	2,685,443,145
Number of Portfolio Holdings	539
Net Investment Advisory Fees Paid ($)	4,290,636
Portfolio Turnover Rate (%)	5

Holdings [Text Block]

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	28.6
U.S. Government Agency Mortgage Related Securities	30.9
AAA	7.1
AA	4.8
A	9.0
BBB	15.2
BB	2.6
B	1.3
Cash Equivalents	0.5

Largest Holdings [Text Block]

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	0.5
Less than 1 Year	4.5
1-3 Years	8.9
3-5 Years	21.9
5-7 Years	15.5
7-10 Years	15.8
10 Years or more	32.9
100.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000144330
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Core Plus Income Fund - Investor	30	0.59

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WCPNX) returned 5.45% for the 6-month period ended September 30, 2024.

U.S. Treasuries, Agency mortgage-backed securities (MBS), corporate bonds, asset-backed securities (ABS), and collateralized loan obligations (CLOs) were top contributors. Treasuries saw gains from longer durations as interest rates declined. MBS benefited from strong coupon income and modestly tighter spreads, while corporate bonds, led by REITs and financials, gained as credit spreads narrowed. ABS and CLOs also delivered solid returns from sector and security selections, with notable contributions from investments in data centers and fiber networks. No segments detracted materially from performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Return [Table Text Block]
	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Core Plus Income Fund - Investor - WCPNX	5.45	12.01	2.67	3.32
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84

Material Change Description [Text Block]
	Weitz Core Plus Income Fund - Investor	Bloomberg U.S. Aggregate Bond Index
Sep 24	13,868	12,004
Sep 23	12,381	10,760
Sep 22	12,091	10,691
Sep 21	13,602	12,518
Sep 20	13,069	12,632
Sep 19	12,153	11,807
Sep 18	11,146	10,704
Sep 17	11,139	10,838
Sep 16	11,000	10,829
Sep 15	10,298	10,294
Sep 14	10,000	10,000

AssetsNet	$ 2,685,443,145
Holdings Count | Holding	539
Advisory Fees Paid, Amount	$ 4,290,636
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	2,685,443,145
Number of Portfolio Holdings	539
Net Investment Advisory Fees Paid ($)	4,290,636
Portfolio Turnover Rate (%)	5

Holdings [Text Block]

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	28.6
U.S. Government Agency Mortgage Related Securities	30.9
AAA	7.1
AA	4.8
A	9.0
BBB	15.2
BB	2.6
B	1.3
Cash Equivalents	0.5

Largest Holdings [Text Block]

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	0.5
Less than 1 Year	4.5
1-3 Years	8.9
3-5 Years	21.9
5-7 Years	15.5
7-10 Years	15.8
10 Years or more	32.9
100.0

Material Fund Change [Text Block]	Material fund changes: Effective July 31, 2024, the annual operating expense ratio cap was updated to 0.65%. Prior to July 31, 2024, the annual operating expense ratio cap was 0.55%.
C000144331
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Large Cap Equity Fund - Institutional	45	0.87

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WVAIX) returned 5.23% for the 6-month period ended September 30, 2024.

Top contributors included Oracle Corporation, Meta Platforms, Inc., Analog Devices, Inc., S&P Global Inc., and Alphabet Inc., benefiting from diverse sector strengths. Primary detractors were CoStar Group, Inc., Global Payments Inc., Salesforce, Inc., Vulcan Materials Company, and Liberty Media Corp-Liberty SiriusXM (sold during the period). Recent additions like IDEX Corporation, Constellation Software Inc., and Old Dominion Freight Line, Inc., reflect the Fund’s focus on high-quality, long-term investments across varied industries.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Large Cap Equity Fund - Institutional	Russell 1000 Index
Sep 24	26,172	34,203
Sep 23	20,805	25,209
Sep 22	16,500	20,800
Sep 21	21,756	25,130
Sep 20	16,424	19,185
Sep 19	14,282	16,554
Sep 18	12,972	15,921
Sep 17	11,543	13,510
Sep 16	10,142	11,405
Sep 15	9,871	9,923
Sep 14	10,000	10,000

AssetsNet	$ 959,709,050
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,441,005
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	959,709,050
Number of Portfolio Holdings	31
Net Investment Advisory Fees Paid ($)	3,441,005
Portfolio Turnover Rate (%)	15

Holdings [Text Block]

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Oracle Corp.	36.2	3.0	0.97
Meta Platforms, Inc. - Class A	18.6	4.8	0.92
Analog Devices, Inc.	17.1	3.4	0.82
Alphabet, Inc. - Class C	10.0	5.0	0.65
S&P Global, Inc.	21.9	2.9	0.63

Largest Holdings [Text Block]
Security	% of Net Assets
Berkshire Hathaway, Inc.	5.2
Danaher Corp.	4.9
Mastercard, Inc.	4.9
Visa, Inc.	4.9
Thermo Fisher Scientific, Inc.	4.9
Global Payments, Inc.	4.5
Meta Platforms, Inc.	4.5
Aon plc	4.4
Alphabet, Inc.	4.3
Charter Communications, Inc.	3.7
46.2

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000009625
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Large Cap Equity Fund - Investor	52	1.02

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WVALX) returned 5.15% for the 6-month period ended September 30, 2024.

Top contributors included Oracle Corporation, Meta Platforms, Inc., Analog Devices, Inc., S&P Global Inc., and Alphabet Inc., benefiting from diverse sector strengths. Primary detractors were CoStar Group, Inc., Global Payments Inc., Salesforce, Inc., Vulcan Materials Company, and Liberty Media Corp-Liberty SiriusXM (sold during the period). Recent additions like IDEX Corporation, Constellation Software Inc., and Old Dominion Freight Line, Inc., reflect the Fund’s focus on high-quality, long-term investments across varied industries.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Large Cap Equity Fund - Investor	Russell 1000 Index
Sep 24	25,666	34,203
Sep 23	20,437	25,209
Sep 22	16,226	20,800
Sep 21	21,432	25,130
Sep 20	16,210	19,185
Sep 19	14,124	16,554
Sep 18	12,860	15,921
Sep 17	11,469	13,510
Sep 16	10,101	11,405
Sep 15	9,850	9,923
Sep 14	10,000	10,000

AssetsNet	$ 959,709,050
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,441,005
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	959,709,050
Number of Portfolio Holdings	31
Net Investment Advisory Fees Paid ($)	3,441,005
Portfolio Turnover Rate (%)	15

Holdings [Text Block]

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Oracle Corp.	36.2	3.0	0.97
Meta Platforms, Inc. - Class A	18.6	4.8	0.92
Analog Devices, Inc.	17.1	3.4	0.82
Alphabet, Inc. - Class C	10.0	5.0	0.65
S&P Global, Inc.	21.9	2.9	0.63

Largest Holdings [Text Block]
Security	% of Net Assets
Berkshire Hathaway, Inc.	5.2
Danaher Corp.	4.9
Mastercard, Inc.	4.9
Visa, Inc.	4.9
Thermo Fisher Scientific, Inc.	4.9
Global Payments, Inc.	4.5
Meta Platforms, Inc.	4.5
Aon plc	4.4
Alphabet, Inc.	4.3
Charter Communications, Inc.	3.7
46.2

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000144332
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Multi Cap Equity Fund - Institutional	45	0.87

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WPVIX) returned 6.87% for the 6-month period ended September 30, 2024.

Top contributors over the period included Perimeter Solutions SA, HEICO Corporation, Guidewire Software Inc., ACI Worldwide Inc., and Meta Platforms Inc., reflecting robust operating momentum and company-specific strategies. Detractors included CoStar Group Inc., LKQ Corporation, Liberty Media Corp-Liberty SiriusXM, Martin Marietta Materials Inc., and CarMax Inc., impacted by sector-specific challenges.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Multi Cap Equity Fund - Institutional	Russell 3000 Index
Sep 24	19,489	33,401
Sep 23	15,475	24,706
Sep 22	13,074	20,510
Sep 21	16,918	24,902
Sep 20	12,576	18,880
Sep 19	12,564	16,426
Sep 18	11,977	15,952
Sep 17	11,143	13,556
Sep 16	9,981	11,429
Sep 15	9,588	9,941
Sep 14	10,000	10,000

AssetsNet	$ 593,976,885
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 2,108,990
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	593,976,885
Number of Portfolio Holdings	34
Net Investment Advisory Fees Paid ($)	2,108,990
Portfolio Turnover Rate (%)	6

Holdings [Text Block]

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Perimeter Solutions SA	80.7	2.8	1.86
HEICO Corp. - Class A	32.4	5.3	1.66
Guidewire Software, Inc.	56.6	2.6	1.28
ACI Worldwide, Inc.	53.3	2.6	1.23
Liberty Broadband Corp. - Class C	34.9	3.0	1.07

Largest Holdings [Text Block]
Security	% of Net Assets
Berkshire Hathaway, Inc.	7.0
Meta Platforms, Inc.	6.2
Alphabet, Inc.	5.5
HEICO Corp.	5.5
Visa, Inc.	4.3
Mastercard, Inc.	4.2
Aon plc	3.9
Liberty Broadband Corp.	3.9
CoStar Group, Inc.	3.8
Danaher Corp.	3.5
47.8

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000009627
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Multi Cap Equity Fund - Investor	55	1.06

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WPVLX) returned 6.73% for the 6-month period ended September 30, 2024.

Top contributors over the period included Perimeter Solutions SA, HEICO Corporation, Guidewire Software Inc., ACI Worldwide Inc., and Meta Platforms Inc., reflecting robust operating momentum and company-specific strategies. Detractors included CoStar Group Inc., LKQ Corporation, Liberty Media Corp-Liberty SiriusXM, Martin Marietta Materials Inc., and CarMax Inc., impacted by sector-specific challenges.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Multi Cap Equity Fund - Investor	Russell 3000 Index
Sep 24	19,075	33,401
Sep 23	15,179	24,706
Sep 22	12,844	20,510
Sep 21	16,652	24,902
Sep 20	12,400	18,880
Sep 19	12,417	16,426
Sep 18	11,872	15,952
Sep 17	11,073	13,556
Sep 16	9,945	11,429
Sep 15	9,572	9,941
Sep 14	10,000	10,000

AssetsNet	$ 593,976,885
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 2,108,990
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	593,976,885
Number of Portfolio Holdings	34
Net Investment Advisory Fees Paid ($)	2,108,990
Portfolio Turnover Rate (%)	6

Holdings [Text Block]

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Perimeter Solutions SA	80.7	2.8	1.86
HEICO Corp. - Class A	32.4	5.3	1.66
Guidewire Software, Inc.	56.6	2.6	1.28
ACI Worldwide, Inc.	53.3	2.6	1.23
Liberty Broadband Corp. - Class C	34.9	3.0	1.07

Largest Holdings [Text Block]
Security	% of Net Assets
Berkshire Hathaway, Inc.	7.0
Meta Platforms, Inc.	6.2
Alphabet, Inc.	5.5
HEICO Corp.	5.5
Visa, Inc.	4.3
Mastercard, Inc.	4.2
Aon plc	3.9
Liberty Broadband Corp.	3.9
CoStar Group, Inc.	3.8
Danaher Corp.	3.5
47.8

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000040696
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Nebraska Tax Free Income Fund	23	0.45

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WNTFX) returned 2.26% for the 6-month period ended September 30, 2024.

Top contributors included school district bonds, utility bonds, appropriation-backed bonds, city general obligations, and hospital revenue bonds across Nebraska. No segments detracted from performance.

Credit conditions across most municipal bond sectors remain supportive as the U.S. economy continues to grow, unemployment remains low, and tax receipts continue to be strong. Nebraska's fiscal, educational, employment, and economic stability further support state and local bond conditions.

For additional manager insights, visit weitzinvestments.com.

Average Annual Return [Table Text Block]
	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Nebraska Tax Free Income Fund - WNTFX	2.26	7.46	0.97	1.12
Bloomberg Municipal Bond Index	2.69	10.37	1.39	2.52
Bloomberg 5-Year Municipal Bond Index	2.61	7.56	1.32	1.79

Material Change Description [Text Block]
	Weitz Nebraska Tax Free Income Fund	Bloomberg Municipal Bond Index	Bloomberg 5-Year Municipal Bond Index
Sep 24	11,182	12,821	11,940
Sep 23	10,405	11,616	11,100
Sep 22	10,229	11,315	10,866
Sep 21	11,077	12,785	11,814
Sep 20	10,987	12,458	11,688
Sep 19	10,654	11,968	11,179
Sep 18	10,139	11,025	10,544
Sep 17	10,228	10,987	10,610
Sep 16	10,209	10,892	10,488
Sep 15	10,102	10,316	10,185
Sep 14	10,000	10,000	10,000

AssetsNet	$ 23,238,721
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 45,772
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	23,238,721
Number of Portfolio Holdings	94
Net Investment Advisory Fees Paid ($)	45,772
Portfolio Turnover Rate (%)	-

Holdings [Text Block]

Credit Quality (% of Portfolio)

Value	Value
AAA	5.8
AA	60.6
A	26.1
BBB	0.6
Non-Rated	2.1
Cash Equivalents	4.8

Largest Holdings [Text Block]

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	4.8
Less than 1 Year	21.2
1-3 Years	39.7
3-5 Years	13.6
5-7 Years	11.7
7-10 Years	4.9
10 Years or more	4.1
100.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000023365
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Partners III Opportunity Fund - Institutional	61	1.18

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WPOPX) returned 6.15% for the 6-month period ended September 30, 2024.

Top contributors over this period included Perimeter Solutions SA, Liberty Broadband Corporation, Berkshire Hathaway Inc., Aon plc, and Alphabet Inc., driven by strong operating momentum and effective company-specific execution. Primary detractors were Liberty Media Corp-Liberty SiriusXM, Global Payments Inc., CoStar Group Inc., Sirius XM Holdings Inc., and CarMax Inc.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Partners III Opportunity Fund - Institutional	Russell 3000 Index
Sep 24	17,562	33,401
Sep 23	14,427	24,706
Sep 22	12,359	20,510
Sep 21	16,656	24,902
Sep 20	13,722	18,880
Sep 19	12,981	16,426
Sep 18	11,535	15,952
Sep 17	10,995	13,556
Sep 16	10,029	11,429
Sep 15	9,595	9,941
Sep 14	10,000	10,000

AssetsNet	$ 438,289,958
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,078,906
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	438,289,958
Number of Portfolio Holdings	33
Net Investment Advisory Fees Paid ($)	2,078,906
Portfolio Turnover Rate (%)	14

Holdings [Text Block]

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Perimeter Solutions SA	80.9	3.1	2.06
Liberty Broadband Corp. - Class C	35.0	4.9	1.95
Berkshire Hathaway, Inc. - Class B	9.5	11.1	1.09
Aon plc - Class A	19.9	2.8	0.75
Alphabet, Inc. - Class C	10.0	5.2	0.73

Largest Holdings [Text Block]
Security	% of Net Assets
Berkshire Hathaway, Inc.	11.3
Liberty Broadband Corp.	6.4
Danaher Corp.	5.1
Mastercard, Inc.	5.1
Thermo Fisher Scientific, Inc.	4.9
Visa, Inc.	4.7
Global Payments, Inc.	4.2
Alphabet, Inc.	4.0
Aon plc	4.0
CarMax, Inc.	3.9
53.6

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000103219
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Partners III Opportunity Fund - Investor	101	1.96

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WPOIX) returned 5.76% for the 6-month period ended September 30, 2024.

Top contributors over this period included Perimeter Solutions SA, Liberty Broadband Corporation, Berkshire Hathaway Inc., Aon plc, and Alphabet Inc., driven by strong operating momentum and effective company-specific execution. Primary detractors were Liberty Media Corp-Liberty SiriusXM, Global Payments Inc., CoStar Group Inc., Sirius XM Holdings Inc., and CarMax Inc.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Partners III Opportunity Fund - Investor	Russell 3000 Index
Sep 24	16,611	33,401
Sep 23	13,757	24,706
Sep 22	11,874	20,510
Sep 21	16,060	24,902
Sep 20	13,310	18,880
Sep 19	12,670	16,426
Sep 18	11,324	15,952
Sep 17	10,853	13,556
Sep 16	9,948	11,429
Sep 15	9,560	9,941
Sep 14	10,000	10,000

AssetsNet	$ 438,289,958
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,078,906
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	438,289,958
Number of Portfolio Holdings	33
Net Investment Advisory Fees Paid ($)	2,078,906
Portfolio Turnover Rate (%)	14

Holdings [Text Block]

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Perimeter Solutions SA	80.9	3.1	2.06
Liberty Broadband Corp. - Class C	35.0	4.9	1.95
Berkshire Hathaway, Inc. - Class B	9.5	11.1	1.09
Aon plc - Class A	19.9	2.8	0.75
Alphabet, Inc. - Class C	10.0	5.2	0.73

Largest Holdings [Text Block]
Security	% of Net Assets
Berkshire Hathaway, Inc.	11.3
Liberty Broadband Corp.	6.4
Danaher Corp.	5.1
Mastercard, Inc.	5.1
Thermo Fisher Scientific, Inc.	4.9
Visa, Inc.	4.7
Global Payments, Inc.	4.2
Alphabet, Inc.	4.0
Aon plc	4.0
CarMax, Inc.	3.9
53.6

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000009629
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Short Duration Income Fund - Institutional	23	0.45

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WEFIX) returned 3.97% for the 6-month period ended September 30, 2024.

Top contributors included asset-backed securities (ABS), U.S. Treasuries, collateralized loan obligations (CLOs), non-Agency CMOs (Collateralized Mortgage Obligations), and corporate bonds. ABS performed strongly due to stable prices and robust coupon income, especially in auto, equipment, fleet, and consumer loans. U.S. Treasuries and CLOs added positive returns, benefiting from favorable rates and sector selection. No segments detracted from performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Return [Table Text Block]
	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Short Duration Income Fund - Institutional - WEFIX	3.97	7.77	2.68	2.39
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84
Bloomberg 1-3 Year U.S. Aggregate Index	3.93	7.23	1.65	1.63

Material Change Description [Text Block]
	Weitz Short Duration Income Fund - Institutional	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Aggregate Index
Sep 24	12,669	12,004	11,753
Sep 23	11,756	10,760	10,960
Sep 22	11,204	10,691	10,661
Sep 21	11,678	12,518	11,236
Sep 20	11,437	12,632	11,203
Sep 19	11,099	11,807	10,831
Sep 18	10,620	10,704	10,348
Sep 17	10,574	10,838	10,326
Sep 16	10,454	10,829	10,255
Sep 15	10,131	10,294	10,121
Sep 14	10,000	10,000	10,000

AssetsNet	$ 941,993,324
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 1,788,005
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	941,993,324
Number of Portfolio Holdings	334
Net Investment Advisory Fees Paid ($)	1,788,005
Portfolio Turnover Rate (%)	22

Holdings [Text Block]

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	23.4
U.S. Government Agency Mortgage Related Securities	9.8
AAA	43.6
AA	6.6
A	4.3
BBB	7.7
BB	0.6
B	0.3
Non-Rated	0.3
Cash Equivalents	3.4

Largest Holdings [Text Block]

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	3.3
Less than 1 Year	23.0
1-3 Years	44.0
3-5 Years	7.9
5-7 Years	6.1
7-10 Years	6.0
10 Years or more	9.7
100.0

Material Fund Change [Text Block]	Materialfund changes: There were no material fund changes during the reporting period.
C000103218
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Short Duration Income Fund - Investor	30	0.58

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WSHNX) returned 3.90% for the 6-month period ended September 30, 2024.

Top contributors included asset-backed securities (ABS), U.S. Treasuries, collateralized loan obligations (CLOs), non-Agency CMOs (Collateralized Mortgage Obligations), and corporate bonds. ABS performed strongly due to stable prices and robust coupon income, especially in auto, equipment, fleet, and consumer loans. U.S. Treasuries and CLOs added positive returns, benefiting from favorable rates and sector selection. No segments detracted from performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Return [Table Text Block]
	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Short Duration Income Fund - Investor - WSHNX	3.90	7.66	2.59	2.24
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84
Bloomberg 1-3 Year U.S. Aggregate Index	3.93	7.23	1.65	1.63

Material Change Description [Text Block]
	Weitz Short Duration Income Fund - Investor	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Aggregate Index
Sep 24	12,476	12,004	11,753
Sep 23	11,588	10,760	10,960
Sep 22	11,059	10,691	10,661
Sep 21	11,534	12,518	11,236
Sep 20	11,300	12,632	11,203
Sep 19	10,978	11,807	10,831
Sep 18	10,526	10,704	10,348
Sep 17	10,502	10,838	10,326
Sep 16	10,403	10,829	10,255
Sep 15	10,106	10,294	10,121
Sep 14	10,000	10,000	10,000

AssetsNet	$ 941,993,324
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 1,788,005
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	941,993,324
Number of Portfolio Holdings	334
Net Investment Advisory Fees Paid ($)	1,788,005
Portfolio Turnover Rate (%)	22

Holdings [Text Block]

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	23.4
U.S. Government Agency Mortgage Related Securities	9.8
AAA	43.6
AA	6.6
A	4.3
BBB	7.7
BB	0.6
B	0.3
Non-Rated	0.3
Cash Equivalents	3.4

Largest Holdings [Text Block]

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	3.3
Less than 1 Year	23.0
1-3 Years	44.0
3-5 Years	7.9
5-7 Years	6.1
7-10 Years	6.0
10 Years or more	9.7
100.0

Material Fund Change [Text Block]	Materialfund changes: Effective July 31, 2024, the annual operating expense ratio cap was updated to 0.65%. Prior to July 31, 2024, the annual operating expense ratio cap was 0.55%.
C000009630
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Ultra Short Government Fund	16	0.32

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: SAFEX) returned 2.58% for the 6-month period ended September 30, 2024.

As of September 30, the fund held 90.3% in U.S. Treasury notes, 0.2% in investment-grade asset-backed securities, and 9.4% in a high-quality money market fund. The Fund maintained a low average effective duration to reduce rate sensitivity, focusing on short-term Treasuries that provided steady gains through favorable reinvestment rates. No segments detracted from performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Return [Table Text Block]
	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Ultra Short Government Fund - SAFEX	2.58	5.25	2.26	1.60
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84
ICE BofA U.S. 6-Month Treasury Bill Index	2.90	5.73	2.45	1.80

Material Change Description [Text Block]
	Weitz Ultra Short Government Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 6-Month Treasury Bill Index
Sep 24	11,715	12,004	11,954
Sep 23	11,131	10,760	11,306
Sep 22	10,671	10,691	10,811
Sep 21	10,632	12,518	10,769
Sep 20	10,623	12,632	10,756
Sep 19	10,475	11,807	10,592
Sep 18	10,215	10,704	10,319
Sep 17	10,069	10,838	10,159
Sep 16	10,012	10,829	10,078
Sep 15	10,001	10,294	10,023
Sep 14	10,000	10,000	10,000

AssetsNet	$ 143,216,920
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 257,117
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	143,216,920
Number of Portfolio Holdings	15
Net Investment Advisory Fees Paid ($)	257,117
Portfolio Turnover Rate (%)	2

Holdings [Text Block]

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	90.3
AAA	0.2
AA	0.1
Cash Equivalents	9.4

Largest Holdings [Text Block]

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	9.4
Less than 1 Year	90.6
100.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.